CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($)		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Net income		$ (435,449)
Southland Holding Llc [Member]
Net income		6,355,000	$ 15,938,000
Foreign currency translation adjustment	[1]	2,273,000	1,621,000
Other comprehensive income		8,628,000	17,559,000
Comprehensive income attributable to:
Noncontrolling interest		8,229,000	1,212,000
Members’ capital		$ 399,000	$ 16,347,000

[1]	Foreign currency translation adjustment is presented net of tax benefit of a nominal amount for the six months ended June 30, 2022, and net of tax expense of a nominal amount for the six months ended June 30, 2021.